INVESTMENTS IN AND ADVANCES TO ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2012
INVESTMENTS IN AND ADVANCES TO ASSOCIATES
Group's investments in and advances to associates

	December 31,
	2012	2011
MTS Belarus—equity investment	$165,233	$176,659
Intellect Telecom—equity investment	9,437	11,388
Stream LLC—equity investment	7,479	—

Total investments in and advances to associates	$182,149	$188,047

MTS Belarus
Schedule of Equity Method Investments
Schedule of financial position and results of operations of associates

        MTS Belarus—The financial position and results of operations of MTS Belarus as of and for the year ended December 31, 2012 and December 31, 2011 were as follows:

	(unaudited)
	2012	2011
Total assets	$367,736	$417,555
Total liabilities	53,310	92,884
Net income	67,717	107,533

Intellect Telecom
Schedule of Equity Method Investments
Schedule of financial position and results of operations of associates

        The financial position and results of operations of Intellect Telecom as of and for the year ended December 31, 2012 and 2011 were as follows:

	(unaudited)
	2012	2011
Total assets	$18,711	$19,210
Total liabilities	5,073	3,110
Net loss	5,154	6,765

Stream LLC
Schedule of Equity Method Investments
Schedule of financial position and results of operations of associates

        The financial position and results of operations of Stream LLC as of and for the year ended December 31, 2012 (since deconsolidation) were as follows:

(unaudited)
2012
Total assets	$21,271
Total liabilities	5,076
Net loss	6,244